SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Warranty cost (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 31, 2009	Aug. 31, 2011	Jun. 30, 2009	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue				1.00%
Unamortized carrying amount of insurance premium				$ 168	$ 264
Insurance receivable				82,735	84,474
Downward adjustment of other non-current assets				39,449
Warranty costs (net effect of adjustment) included in cost of revenues				$ 27,944	$ 68,411	$ 45,053
Standard solar modules
Warranty cost
Term of insurance policy over which the insurance premium will be amortized					25 years
Guarantee of solar modules for defects in materials and engineering design, installation and construction	2 years
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity	10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity	25 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Standard solar modules | Material and workmanship
Warranty cost
Term of insurance policy over which the insurance premium will be amortized		10 years	6 years				12 years
Bifacial module and double glass module
Warranty cost
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity					30 years
Certain solar module | Material and workmanship
Warranty cost
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity					15 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity					25 years
Battery storage products
Warranty cost
Standard product warranty, extension period				15 years
Solar power projects by EPC services
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction				2 years
Minimum | Battery storage products
Warranty cost
Standard warranty				1 year
Maximum | Battery storage products
Warranty cost
Standard warranty				5 years